Matthews Emerging Markets Small Companies FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 101.0%
	Shares	Value
India: 26.7%
Bandhan Bank, Ltd.[b,c]	17,248,939	$31,532,834
Cartrade Tech, Ltd.[d]	552,644	15,250,279
Radico Khaitan, Ltd.	364,011	11,835,461
Inox Wind, Ltd.[d]	4,862,586	7,677,097
Phoenix Mills, Ltd.	408,260	7,147,065
Netweb Technologies India, Ltd.	160,877	6,620,109
BlackBuck, Ltd.[d]	914,691	6,425,864
Shriram Finance, Ltd.	793,988	5,505,393
Action Construction Equipment, Ltd.	441,974	5,339,648
Senco Gold, Ltd.	1,237,378	4,784,306
Rainbow Children’s Medicare, Ltd.	304,650	4,651,743
UNO Minda, Ltd.	300,757	4,401,452
Ola Electric Mobility, Ltd.[d]	5,187,222	3,330,482
Avalon Technologies, Ltd.[b,c,d]	269,746	3,065,209
GE Vernova T&D India, Ltd.	91,264	3,043,033
Amber Enterprises India, Ltd.[d]	31,090	2,836,357
Bharti Hexacom, Ltd.	133,110	2,486,554
Finolex Cables, Ltd.	163,139	1,502,390
Total India		127,435,276

Taiwan: 17.2%
Elite Material Co., Ltd.	321,000	12,991,265
Gold Circuit Electronics, Ltd.	891,000	12,838,222
AURAS Technology Co., Ltd.	344,000	9,560,109
Andes Technology Corp.[d]	857,000	8,690,752
M31 Technology Corp.	522,057	7,853,555
Wiwynn Corp.	71,000	7,779,558
Fortune Electric Co., Ltd.	252,500	4,841,707
ASPEED Technology, Inc.	29,000	4,823,353
Poya International Co., Ltd.	175,579	2,705,118
Yageo Corp.	475,000	2,663,710
Phison Electronics Corp.	114,000	2,650,046
Formosa Sumco Technology Corp.	703,000	2,353,475
AP Memory Technology Corp.	173,000	1,942,935
Airtac International Group	18,431	457,789
Total Taiwan		82,151,594

China/Hong Kong: 15.3%
Legend Biotech Corp. ADR[d]	525,557	17,138,414
Zhihu, Inc. ADR[d]	1,710,569	8,672,585
Full Truck Alliance Co., Ltd. ADR	519,257	6,734,763
Tongcheng Travel Holdings, Ltd.[c]	1,630,400	4,816,320
Silergy Corp.	531,000	4,522,318
Medlive Technology Co., Ltd.[b,c]	2,282,000	3,827,060
Centre Testing International Group Co., Ltd. A Shares	1,924,538	3,487,144
Yuexiu Property Co., Ltd.	4,967,000	3,322,566
Flat Glass Group Co., Ltd. H Shares	2,230,000	3,257,359
China Conch Venture Holdings, Ltd.	2,129,000	2,997,912
Xtep International Holdings, Ltd.	3,910,000	2,933,534
Kingsoft Corp., Ltd.	624,200	2,769,716
Beijing Capital International Airport Co., Ltd. H Shares[d]	6,484,000	2,313,360
Hongfa Technology Co., Ltd. A Shares	612,840	2,270,394
Ever Sunshine Services Group, Ltd.[c]	9,692,000	2,255,848
Central China Securities Co., Ltd. H Shares[c]	4,408,000	1,559,333
Kanzhun, Ltd. ADR[d]	20,376	475,983
Total China/Hong Kong		73,354,609

	Shares	Value

South Korea: 13.0%
Hugel, Inc.[d]	97,563	$20,963,863
Eugene Technology Co., Ltd.	241,129	12,041,268
HD Hyundai Co., Ltd.	86,332	9,579,559
C&C International Co., Ltd.	220,865	6,414,517
BGF Retail Co., Ltd.	40,720	3,137,255
SNT Holdings Co., Ltd.[d]	57,780	3,002,381
SNT Dynamics Co., Ltd.	55,108	2,846,305
BNK Financial Group, Inc.	208,618	2,170,960
iM Financial Group Co., Ltd.	219,859	2,158,822
Total South Korea		62,314,930

Brazil: 7.0%
Grupo SBF SA	4,110,900	10,041,186
YDUQS Participacoes SA	4,036,700	9,799,270
Vivara Participacoes SA	1,378,400	7,396,703
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	9,648,400	6,254,306
Total Brazil		33,491,465

Vietnam: 4.0%
Mobile World Investment Corp.	2,222,514	6,544,144
Military Commercial Joint Stock Bank	6,145,274	6,090,464
FPT Corp.	1,279,544	4,506,999
Nam Long Investment Corp.	1,416,032	2,156,783
Total Vietnam		19,298,390

Poland: 2.5%
InPost SAd	970,303	11,946,027
Total Poland		11,946,027

South Africa: 2.5%
We Buy Cars Holdings, Ltd.	3,499,693	11,222,525
Old Mutual, Ltd.	663,716	512,850
Total South Africa		11,735,375

Greece: 1.9%
Piraeus Financial Holdings SA	1,074,020	9,122,963
Total Greece		9,122,963

Philippines: 1.6%
GT Capital Holdings, Inc.	602,770	5,963,373
Security Bank Corp.	1,516,930	1,860,976
Total Philippines		7,824,349

Georgia: 1.6%
TBC Bank Group PLC	122,375	7,490,764
Total Georgia		7,490,764

Mexico: 1.3%
Gentera SAB de CV	2,386,100	6,187,560
Total Mexico		6,187,560

Turkey: 1.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,533,809	5,953,734
Total Turkey		5,953,734
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Matthews Emerging Markets Small Companies FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Indonesia: 1.1%
PT Mitra Adiperkasa Tbk	45,613,500	$3,080,581
PT GoTo Gojek Tokopedia Tbk[d]	619,242,600	2,012,608
Total Indonesia		5,093,189

Panama: 1.0%
Banco Latinoamericano de Comercio Exterior SA E Shares	105,796	4,863,442
Total Panama		4,863,442

Bangladesh: 0.9%
BRAC Bank PLC	7,748,011	4,424,706
Total Bangladesh		4,424,706

Cyprus: 0.9%
Theon International PLC	111,124	4,248,497
Total Cyprus		4,248,497

United Kingdom: 0.8%
Baltic Classifieds Group PLC	872,984	3,639,636
Total United Kingdom		3,639,636

Chile: 0.3%
Parque Arauco SA	436,068	1,104,740
Lundin Mining Corp.	9,100	135,745
Total Chile		1,240,485

Argentina: 0.2%
Grupo Financiero Galicia SA ADR	31,797	876,325
Total Argentina		876,325

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	25,347
Total Russia		25,347

Total Investments: 101.0%		482,718,663
(Cost $412,616,604)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.0%)		(4,815,281)
Net Assets: 100.0%		$477,903,382

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $38,425,103, which is 8.04% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $25,347 and 0.01% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2  MATTHEWS ASIA FUNDS